Loss per share - Narrative (Details) - shares	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Stock options and awards
Earnings per share [line items]
Weighted average number of potential dilutive securities (in shares)	10,515,666	7,934,988